Services provided by the Group's auditors and network of firms (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Services provided by the Group's auditors and network of firms [Abstract]
Audit of Company	$ 7.2	$ 12.8	$ 12.2
ICOFR audit	2.7	3.0	0.0
Audit of subsidiaries	2.9	3.9	1.9
Total audit	12.8	19.7	14.1
Audit-related assurance services	0.6	0.6	0.9
Other assurance services	0.0	0.0	0.7
Total assurance services	0.6	0.6	1.6
Tax compliance services	0.0	0.0	0.2
Tax advisory services	0.0	0.1	0.2
Services relating to taxation	0.0	0.1	0.4
Other non-audit services	0.0	0.0	0.1
Total	$ 13.4	$ 20.4	$ 16.2